UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if amended [ 1 ];	Amended Number:
This Amendment (check only one.):	[  x ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Dietche & Field Advisers, Inc.
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 		8/12/99




Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:	1

Form 13F information table entry total:	76


Form 13F information table value total:	$493,406



List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.


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Dietche & Field Advisers

FORM 13F

June 30, 1999





FORM 13F











June 30, 1999































Voting
Authority










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--




Title

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgrs
Sole
Shared
None
------------------------------
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---------
--------
--------
---
----
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-------
--------
--------
------












AT&T Corp Liberty Media Group
COM
001957208
14961
407094
SH

Sole

407094


AT&T Corp.
COM
001957109
9315
166900
SH

Sole

166900


Ace Limited
COM
G0070K103
8890
314700
SH

Sole

314700


Aetna Inc.
COM
008117103
11907
133137
SH

Sole

133137


Albertsons Inc.
COM
013104104
4324
83853
SH

Sole

83853


Alcoa
COM
013817101
6856
110800
SH

Sole

110800


American Express
COM
025816109
7925
60900
SH

Sole

60900


Atlas Air Inc
COM
049164106
2304
71450
SH

Sole

71450


Avis Rent a Car
COM
053790101
3658
125600
SH

Sole

125600


Bausch & Lomb
COM
071707103
8142
106431
SH

Sole

106431


Bergen Brunswig
COM
083739102
4311
249914
SH

Sole

249914


Cablevision
COM
12686C109
12873
183900
SH

Sole

183900


Cellstar Corp.
COM
150925105
906
115000
SH

Sole

115000


Cendant Corp.
COM
151313103
17214
839685
SH

Sole

839685


Centocor Inc.
COM
152342101
4412
94629
SH

Sole

94629


Chancellor Media
COM
158915108
12960
235100
SH

Sole

235100


Citadel Communications Corpora
COM
172853202
3735
103200
SH

Sole

103200


Citigroup Inc.
COM
172967101
7609
160200
SH

Sole

160200


Comdisco Inc.
COM
200336105
10037
391700
SH

Sole

391700


Commscope Inc.
COM
203372107
3229
105000
SH

Sole

105000


Cumulus Media Inc.
COM
231082108
2540
116100
SH

Sole

116100


Del Monte Foods Co.
COM
24522P103
3812
227600
SH

Sole

227600


Delphi Automotive Systems Corp
COM
247126105
6527
352800
SH

Sole

352800


EG & G
COM
268457108
1425
40000
SH

Sole

40000


Electronic Data Systems
COM
285661104
10719
189300
SH

Sole

189300


Enron Corp.
COM
293561106
6646
81300
SH

Sole

81300


Equitable Companies
COM
29444G107
8470
126420
SH

Sole

126420


Evergreen Resources Inc.
COM
299900308
2519
100000
SH

Sole

100000


Foundation Health Systems Inc.
COM
350404109
10540
702700
SH

Sole

702700


Fuller H.B. Co.
COM
359694106
1388
20300
SH

Sole

20300


Gemstar International Group Lt
COM
G3788V106
11686
179100
SH

Sole

179100


Great Atlantic & Pac
COM
390064103
3858
114100
SH

Sole

114100


Heico Corp cl A
COM
422806208
3196
131800
SH

Sole

131800


Household Int'l.
COM
441815107
8255
174245
SH

Sole

174245


Idexx Laboratories Inc.
COM
45168d104
8792
377124
SH

Sole

377124


Indymac Mortgage Holdings Inc.
COM
456607100
3034
189600
SH

Sole

189600


Infinity Broadcasting
COM
45662S102
11198
378800
SH

Sole

378800


Ivex Packaging Corp.
COM
465855104
4050
184100
SH

Sole

184100


Jefferson Smurfit Group PLC
COM
47508W107
4123
175000
SH

Sole

175000


K Swiss Inc.
COM
482686102
3301
71000
SH

Sole

71000


Keystone Automotive Industries
COM
49338N109
509
29300
SH

Sole

29300


Knight Trimark Group Inc.
COM
499067106
12706
208300
SH

Sole

208300


Limited (The) Inc.
COM
532716107
10863
239400
SH

Sole

239400


Lowes Companies Inc.
COM
548661107
5759
101600
SH

Sole

101600


Martin Marietta Mtrls.
COM
573284106
8296
140610
SH

Sole

140610


Media Metrix Inc.
COM
58440x103
1555
29200
SH

Sole

29200


Metro Goldwyn Mayer Inc.
COM
591610100
2391
131000
SH

Sole

131000


Mettler Toledo International
COM
592688105
3723
146000
SH

Sole

146000


Mobile Mini Inc.
COM
60740F105
622
31800
SH

Sole

31800


Montana Power Co.
COM
612085100
10723
152100
SH

Sole

152100


Mylan Labs
COM
628530107
6757
254965
SH

Sole

254965


NCR Corporation
COM
62886E108
10822
221700
SH

Sole

221700


NPC Intl. Inc.
COM
629360306
3198
208000
SH

Sole

208000


Nova Corp Georgia
COM
669784100
13592
543700
SH

Sole

543700


PETsMART Inc.
COM
716768106
6704
654041
SH

Sole

654041


Pepsi Bottling Group Inc.
COM
713409100
12906
558100
SH

Sole

558100


Premier Parks Inc.
COM
740540208
13715
373200
SH

Sole

373200


Premiere Technologies Inc.
COM
74058F102
2328
202400
SH

Sole

202400


QuadraMed Corp.
COM
74730W101
2803
345000
SH

Sole

345000


Reinsurance Group of America C
COM
759351208
1997
59600
SH

Sole

59600


Republic Services Inc.
COM
760759100
8870
358400
SH

Sole

358400


Ryanair Holdings PLC
COM
783513104
3159
59600
SH

Sole

59600


Scotts Company
COM
810186106
2796
58700
SH

Sole

58700


Smurfit Stone Container Corp.
COM
832727101
6576
319800
SH

Sole

319800


Softnet Systems Inc.
COM
833964109
8410
301700
SH

Sole

301700


Software.com Inc.
COM
83402P104
2898
125000
SH

Sole

125000


Taco Cabana Inc. Cl A
COM
873425102
2125
208600
SH

Sole

208600


Time Warner Telecom Inc.
COM
887319101
7401
255200
SH

Sole

255200


Tricon Global Rest.
COM
895953107
1353
25000
SH

Sole

25000


Tyco Int.'l Ltd.
COM
902124106
11543
121830
SH

Sole

121830


USA Networks Inc.
COM
902984103
6159
153500
SH

Sole

153500


USWeb Corp.
COM
917327108
7976
359500
SH

Sole

359500


Univision Communications
COM
914906102
8885
136699
SH

Sole

136699


ViaSat Inc.
COM
92552V100
317
20800
SH

Sole

20800


Viacom Inc. Cl B
COM
925524308
4715
107170
SH

Sole

107170


Wells Fargo and Co.
COM
949746101
6605
154500
SH

Sole

154500


REPORT SUMMARY
76
DATA RECORDS
493406

0









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